Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2023 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	$ 111,522,988
Tax-effected loss carryforward benefit	36,970,123
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	74,392,065
Tax-effected loss carryforward benefit	25,293,302
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	25,515,213
Tax-effected loss carryforward benefit	7,654,564
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	864,821
Tax-effected loss carryforward benefit	259,446
Argentina [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	10,750,889
Tax-effected loss carryforward benefit	$ 3,762,811